Nature of operations	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Nature of operations	Nature of operations

Mogo Inc. (“Mogo” or the "Company") was continued under the Business Corporations Act (British Columbia) on June 21, 2019 following the combination with Mogo Finance Technology Inc. The address of the Company's registered office is Suite 1700, Park Place, 666 Burrard Street, Vancouver, British Columbia, Canada, V6C 2X8. The Company’s common shares (the “Common Shares”) are listed on the Toronto Stock Exchange (“TSX”) and the Nasdaq Capital Market under the symbol “MOGO”.

Mogo, one of Canada’s leading digital finance companies, is empowering its members with simple digital solutions to help them build wealth and achieve financial freedom. Mogo’s stock trading app, MogoTrade, offers Canadians the simplest and lowest cost way to invest while making a positive impact with every investment. Together with Moka, Mogo’s wholly-owned subsidiary bringing automated, fully-managed flat-fee investing to Canadians, they form the heart of Mogo’s digital wealth platform. Mogo also offers digital loans and mortgages. Through Mogo’s wholly-owned subsidiary, Carta Worldwide, the Company also offer a digital payments platform that powers next-generation card programs for both established global corporations and innovative fintech companies in Europe and Canada. To learn more, please visit mogo.ca.

On August 14, 2023, the Company completed a share consolidation of its share capital on the basis of one post-consolidation common share of Mogo for each three pre-consolidation common shares of Mogo (the "Share Consolidation"). Outstanding stock options and outstanding warrants were similarly adjusted by the Share Consolidation ratio. The Share Consolidation resulted in 74,610,924 pre-consolidation common shares issued and outstanding on August 11, 2023, being consolidated into 24,870,308 post-consolidation common shares on August 14, 2023. In accordance with the Share Consolidation, all common shares and per-share amounts disclosed herein reflect the post-Share Consolidation shares unless otherwise specified.